TRADE, OTHER PAYABLES AND PROVISIONS	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE, OTHER PAYABLES AND PROVISIONS	TRADE, OTHER PAYABLES AND PROVISIONS

	US Dollars
Figures in millions	2020	2019	2018

Non-current
Other Payables	8	15	3

Current
Trade payables	403	365	350
Accruals(1)	191	167	186
Short-term provisions	30	53	20
Derivatives	—	—	9
Other payables	3	1	29
	627	586	594
Total trade, other payables and provisions	635	601	597
Current trade and other payables are non-interest bearing and are normally settled within 60 days.
(1) Includes accrual for silicosis of $12m (2019: $11m; 2018: $16m).